Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment		¥ 430	¥ 432
Carrying amounts of investments in equity method investees		1,861	1,918
Carrying Amount of Financial Instruments Not carried at Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		20,974	8,656
Interest-earning deposits in other banks		37,148	41,018
Call loans and funds sold		612	699
Receivables under resale agreements		4,642	7,447
Receivables under securities borrowing transactions		6,784	6,042
Investment securities	[1],[2]	3,552	3,965
Loans, net of allowance for credit losses	[3]	112,416	121,680
Other financial assets	[4]	5,167	5,169
Deposits, Non-interest-bearing		26,123	25,965
Deposits, Interest-bearing		151,521	155,479
Total deposits		177,644	181,444
Call money and funds purchased		1,857	1,389
Payables under repurchase agreements		20,332	22,114
Payables under securities lending transactions		6,448	4,710
Due to trust account		2,710	6,338
Other short-term borrowings		6,614	9,248
Long-term debt		24,010	21,586
Other financial liabilities		6,219	6,411
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		20,974	8,656
Interest-earning deposits in other banks		37,148	41,018
Call loans and funds sold		612	699
Receivables under resale agreements		4,642	7,447
Receivables under securities borrowing transactions		6,784	6,042
Investment securities	[1],[2]	3,686	4,045
Loans, net of allowance for credit losses	[3]	114,053	123,286
Other financial assets	[4]	5,167	5,169
Deposits, Non-interest-bearing		26,123	25,965
Deposits, Interest-bearing		151,560	155,523
Total deposits		177,683	181,488
Call money and funds purchased		1,857	1,389
Payables under repurchase agreements		20,332	22,114
Payables under securities lending transactions		6,448	4,710
Due to trust account		2,710	6,338
Other short-term borrowings		6,614	9,248
Long-term debt		24,332	21,881
Other financial liabilities		6,219	6,411
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		20,974	8,656
Investment securities	[1],[2]	1,165	1,164
Loans, net of allowance for credit losses	[3]	4	14
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		37,148	41,018
Call loans and funds sold		612	699
Receivables under resale agreements		4,642	7,447
Receivables under securities borrowing transactions		6,784	6,042
Investment securities	[1],[2]	1,088	1,231
Loans, net of allowance for credit losses	[3]	223	263
Other financial assets	[4]	5,167	5,169
Deposits, Non-interest-bearing		26,123	25,965
Deposits, Interest-bearing		151,560	155,523
Total deposits		177,683	181,488
Call money and funds purchased		1,857	1,389
Payables under repurchase agreements		20,332	22,114
Payables under securities lending transactions		6,448	4,710
Due to trust account		2,710	6,338
Other short-term borrowings		6,614	9,248
Long-term debt		24,332	21,881
Other financial liabilities		6,219	6,411
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities	[1],[2]	1,433	1,650
Loans, net of allowance for credit losses	[3]	¥ 113,826	¥ 123,009

[1]	Excludes cost-method investments of ¥432 billion and ¥430 billion at March 31, 2016 and September 30, 2016, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[2]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥1,918 billion and ¥1,861 billion at March 31, 2016 and September 30, 2016, respectively.